Schedule of Derivative Liability Valuation (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value			$ 10,000,000.0	$ 10,000,000
Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Probability of Maturity					5
Measurement Input, Share Price [Member] | Settlement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Probability of Maturity
Measurement Input, Share Price [Member] | Issuance Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount due upon acceleration		$ 533,699
Carrying value
Probability of IPO acceleration		90
Probability of Maturity		10
Discount rate		50.0
Measurement Input, Share Price [Member] | Settlement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount due upon acceleration	$ 50,438	$ 533,973
Carrying value	$ 4,521	$ 337,398
Probability of IPO acceleration	1	100
Probability of Maturity
Discount rate		50.0
Measurement Input Ipo Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
IPO date					Aug. 31, 2022
Measurement Input Ipo Date [Member] | Settlement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
IPO date					Sep. 02, 2022
Measurement Input Ipo Date [Member] | Issuance Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
IPO date	Aug. 31, 2022	Aug. 31, 2022
Time period to maturity (years)	1 year	1 year
Measurement Input Ipo Date [Member] | Settlement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
IPO date	Sep. 02, 2022	Sep. 02, 2022
Time period to maturity (years)	10 months 28 days	3 months 25 days
Measurement Input Estimated Fair Value [Member] | Issuance Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value		$ 367,000
Measurement Input Estimated Fair Value [Member] | Settlement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value	$ 75,000	$ 162,000